SCHEDULE OF BALANCE SHEET CLASSIFICATION (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	$ 507	$ 1,006
Operating lease, right-of-use asset, net	774	1,592
Total right-of-use asset	1,281	2,598
Finance lease liabilities	$ 4,017	$ 2,674
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities current	Lease liabilities current
Operating lease liabilities	$ 564	$ 808
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities current	Lease liabilities current
Lease liabilities current	$ 4,581	$ 3,482
Finance lease liabilities	$ 4,460	$ 3,470
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities non-current	Lease liabilities non-current
Operating lease liabilities	$ 226	$ 795
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities non-current	Lease liabilities non-current
Lease liabilities non-current	$ 4,686	$ 4,265
Total lease liabilities	$ 9,267	$ 7,747